CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary Shares Ordinary shares Class A CNY (¥) shares	Ordinary Shares Ordinary shares Class B CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling Interests CNY (¥)	Ordinary shares Class A shares	Ordinary shares Class B shares	CNY (¥) shares	USD ($) shares
Balance at beginning at Dec. 31, 2019	¥ 30	¥ 25	¥ (22,991)	¥ 2,606,486	¥ (1,883,335)	¥ 76,441	¥ (2,733)			¥ 773,923
Balance at beginning (in shares) at Dec. 31, 2019 | shares	92,120,024	72,000,000	1,485,862
Changes in shareholders' equity (deficit)
Share-based compensation				75,695						75,695
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units				6,326						6,326
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	1,745,136
Repurchase of shares			¥ (11,981)							(11,981)
Repurchase of shares (in shares) | shares	(511,758)		511,758
Capital contribution from non-controlling shareholders (Note 12)				(19,228)			51,728			32,500
Net loss					(467,108)					(467,108)
Net loss attributable to redeemable non-controlling interest					10,575					10,575
Unrealized gains of available-for-sale securities						1,137				1,137
Reclassification of realized gains, net of tax						(970)				(970)
Foreign currency translation, net of tax						(13,697)				(13,697)
Balance at ending at Dec. 31, 2020	¥ 30	¥ 25	¥ (34,972)	2,669,279	(2,339,868)	62,911	48,995			406,400
Balance at ending (in shares) at Dec. 31, 2020 | shares	93,353,402	72,000,000	1,997,620
Changes in shareholders' equity (deficit)
Share-based compensation				145,593						145,593
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1			2,917						2,918
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	1,128,084
Repurchase of shares			¥ (5,887)							(5,887)
Repurchase of shares (in shares) | shares	(333,000)		333,000
Capital contribution from non-controlling shareholders (Note 12)							(51,728)
Net loss					(593,206)		(27,819)			(621,025)
Net loss attributable to redeemable non-controlling interest					56,766					56,766
Adjustment attributable to redeemable non-controlling interest					(133,370)					(133,370)
Unrealized gains of available-for-sale securities						8,312				8,312
Reclassification of realized gains, net of tax						(7,801)				(7,801)
Foreign currency translation, net of tax						(4,051)				(4,051)
Balance at ending at Dec. 31, 2021	¥ 31	¥ 25	¥ (40,859)	2,817,789	(3,009,678)	59,371	21,176			(152,145)
Balance at ending (in shares) at Dec. 31, 2021 | shares	94,148,486	72,000,000	2,330,620					94,148,486	72,000,000
Balance at ending, Treasury Shares at Dec. 31, 2021										¥ 40,859
Balance at ending, Treasury Shares (in shares) at Dec. 31, 2021 | shares										2,330,620	2,330,620
Changes in shareholders' equity (deficit)
Share-based compensation				162,069						¥ 162,069
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units				274						274
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	886,138
Former VIE reorganization				2,958						2,958	$ 429
Repurchase of shares			¥ 0
Repurchase of shares (in shares) | shares			0
Net loss					(360,788)		(15,281)			(376,069)	(54,527)
Net loss attributable to redeemable non-controlling interest					32,329					32,329
Adjustment attributable to redeemable non-controlling interest					(88,419)					(88,419)	(12,820)
Unrealized gains of available-for-sale securities						4,810				4,810	697
Reclassification of realized gains, net of tax						(4,464)				(4,464)	(647)
Foreign currency translation, net of tax						15,869				15,869	2,302
Balance at ending at Dec. 31, 2022	¥ 31	¥ 25	¥ (40,859)	¥ 2,977,174	¥ (3,426,556)	¥ 75,586	¥ 5,895			(408,704)	(59,256)
Balance at ending (in shares) at Dec. 31, 2022 | shares	95,034,624	72,000,000	2,330,620					95,034,624	72,000,000
Balance at ending, Treasury Shares at Dec. 31, 2022										¥ 40,859	$ 5,924